Venezuelan Operations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) exchange_rate VEF / $	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 40,898	$ 187,588	$ 415,932
Operating income (loss) from Venezuelan operations	$ (28,329)	$ (74,962)	$ 43,939
Number of exchange rates | exchange_rate	3
Official Exchange Rate [Member] | Venezuela [Member]
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate | VEF / $	6.30
SICAD [Member] | Venezuela [Member]
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate | VEF / $	13.50
SIMADI [Member] | Venezuela [Member]
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate | VEF / $	198.70
Local currency denominated assets subject to remeasurement [Abstract]
Net assets subject to remeasurement	$ 1,300
Cash and cash equivalents	3,900
Non-monetary assets	58,100
Property, property, plant and equipment	$ 47,600